Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
General and administrative expenses	$ 700,507	$ 137,680	$ 1,225,487	$ 205,703
Research and development	629,531	24,840	126,527	248,149
Total operating expenses	1,330,038	162,520	1,352,014	453,852
Loss from operations	(1,330,038)	(162,520)	(1,352,014)	(453,852)
Other income (expense):
Change in fair value of derivative liability		(825,000)	(22,759,829)	(575,000)
Loss on debt extinguishment			(86,170)
Interest expense	(388)	(27,544)	(179,853)	(101,976)
Other income				512
Total other expense, net	(388)	(852,544)	(23,025,852)	(676,464)
Loss before provision for income taxes	(1,330,426)	(1,015,064)	(24,377,866)	(1,130,316)
Provision for income taxes	1,622	1,591	6,013	17,547
Net loss	(1,332,048)	(1,016,655)	(24,383,879)	(1,147,863)
Other comprehensive income (loss):
Foreign currency translation	15,587	(9,170)	(6,453)	63,637
Total other comprehensive income (loss)	15,587	(9,170)	(6,453)	63,637
Comprehensive loss	$ (1,316,461)	$ (1,025,825)	$ (24,390,332)	$ (1,084,226)
Loss per common share - basic and diluted	$ (0.10)	$ (0.30)	$ (6.64)	$ (0.34)
Weighted average shares outstanding - basic and diluted	13,830,374	3,375,000	3,672,611	3,375,000